Annual Fund Operating Expenses	Jul. 29, 2025
Aristotle Core Income Fund | Aristotle Core Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.85%
Aristotle Core Income Fund | Aristotle Core Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.60%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.45%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.55%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[2]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.95%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[2]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.70%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[2]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.55%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[2]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.65%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[3]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.94%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[3]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.69%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[3]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.59%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[3]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.69%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.40% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

[2]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

[3]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.19% for Class A, Class C and Class I-2 and 0.09% for Class I of the average net assets of the class.